Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (11,941)	$ (12,481)	$ (39,011)	$ (37,490)	$ (52,078)	$ (40,969)	$ (52,023)
Other comprehensive income (loss):
Unrealized gain (loss) on cash equivalents	0	(3)	2	4	(6)	4	0
Foreign currency translation	0	1	0	1	1	(1)	(9)
Total comprehensive loss	$ (11,941)	$ (12,483)	$ (39,009)	$ (37,485)	$ (52,083)	$ (40,966)	$ (52,032)